BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Schedule of new and revised standards and interpretations already issued and not yet adopted

4.4.1 - The adoption of new standards and current interpretations

The amendments below of IFRS standards made by the IASB that are effective for the financial year beginning in 2023 had no impact on the Company’s financial statements:

Revised standard	Change	Applicable as of
IAS 8: Accounting Policies, Change of Estimate and Rectification of Error

The amendments introduce the definition of accounting estimates and will include other alterations to help the Companies to distinguish the changes in accounting estimates from changes in the accounting policies.

01/01/2023
IAS 1 - Presentation of Financial Statements

The amendments introduce the replacement of disclosure of “significant accounting policies” with the disclosure of “material accounting policies” and the guidance to help the entities in the application of the definition of "material" when making decisions on disclosures of material accounting policies.

01/01/2023
IAS 12: Taxes on Profit

The amendments introduce the requirement of recognition of a deferred tax asset and a deferred tax liability when a single transaction generates temporary taxable differences and deductibles at the same time.

01/01/2023

4.4.2 - New standards and non-current interpretations

The Company expects no material impacts on its financial statements from the application of the alterations in standards issued below, that have their adoption applicable to the financial year beginning in 2024:

Revised standard	Change	Applicable as of
IAS 1: Presentation of Financial Statements

The amendments determine that a liability must be classified as current if the entity cannot postpone settlement by at least twelve months after the reporting period. The classification is impacted only by covenants whose fulfillment is obligatory before the end of the reporting period, to provide guidance on the classification of liabilities with contractual clauses.

01/01/2024
IFRS 16: Leases

The amendments include requirements that specify that the seller-lessee must subsequently measure the liability of the lessee derived from the transfer of assets - that attend to the requirements to be recognized as sales revenue and leaseback such that it is not recognized as gain or loss regarding the retained right of use in the transaction.

01/01/2024
IAS 7: Cash Flow Statement

Disclosure of Reverse Factoring operations that involve the Companies and their suppliers. The new disclosure requirements will make the use of supplier financing agreements by a Company visible and allow investors to observe how the use of these instruments has affected the operations and the capital structure of the Company.

01/01/2024

Schedule of subsidiaries

	12/31/2023		12/31/2022
	Participation		Participation
	Direct	Indirect	Direct	Indirect
Subsidiaries
Eletropar	83.71%	—	83.71%	—
Chesf	100.00%	—	99.58%	—
Furnas	100.00%	—	99.67%	—
Madeira Energia S.A.¹	—	99.74%	—	72.36%
Santo Antônio Energia S.A.	—	99.74%	—	72.36%
Brasil Ventos Energia S.A.	—	100.00%	—	99.67%
Energia dos Ventos V S.A.	—	100.00%	—	99.67%
Energia dos Ventos VI S.A.	—	100.00%	—	99.67%
Energia dos Ventos VII S.A.	—	100.00%	—	99.67%
Energia dos Ventos VIII S.A.	—	100.00%	—	99.67%
Energia dos Ventos IX S.A.	—	100.00%	—	99.67%
Geradora Eólica Ventos de Angelim S.A.	—	—	—	89.70%
Itaguaçu da Bahia Energias Renováveis S.A.	—	98.00%	—	97.68%
SPE Nova Era Janapu Transmissora S.A.	—	100.00%	—	—
Baguari Energia S.A. ²	—	100.00%	—	30.61%
Baguari I Geração de Energia S.A.²	—	100.00%		—
Retiro Baixo Energética S.A ²	—	100.00%	—	49.00%
Triângulo Mineiro Transmissora S.A. ²	—	100.00%	—	49.00%
Vale do São Bartolomeu Transmissora de Energia S.A. ²	—	90.00%	—	39.00%
CGT Eletrosul	100.00%	—	99.96%	—
Eólica Ibirapuitã S.A.	—	100.00%	—	77.97%
Livramento Holding S.A.	—	—	—	77.97%
Eólica Cerro Chato IV S.A.	—	—	—	77.97%
Eólica Cerro Chato V S.A.	—	—	—	77.97%
Eólica Cerro Chato VI S.A.	—	—	—	77.97%
Eólica Cerro dos Trindade S.A.	—	—	—	77.97%
Eletronorte	100.00%	—	99.69%	—
Teles Pires Participações S.A.³	—	100.00%	—	49.44%
Companhia Hidrelétrica Teles Pires S.A. ³	—	100.00%	—	49.44%

Joint operations (consortia)
Cruzeiro do Sul Energy Consortium	—	49.00%	—	49.00%
UHE Baguari Consortium ²	—	100.00%	—	—

[1] After assuming the debt of SAESA, Eletrobras came to hold, indirectly, 99.74% of the shareholding in the capital stock of MESA (for more information, see note 23);

[2] In December 2023, the subsidiary Furnas acquired the controlling interest of Baguari Energia, Retiro Baixo, Triângulo Mineiro and Vale do São Bartolomeu, previously owned jointly. (For more information see note 17.1);

[3] In September 2023, there was a transfer to Eletrobras of ordinary shares representative of 50.56% of the total and voting capital stock of Teles Pires Participações S.A., ordinary shares representative of 0.9% of the total and voting capital stock of Companhia Hidrelétrica Teles Pires, which previously were owned jointly (for more information, see note 17.1).

Schedule of correction of classification of statement of cash flows

	Year ended December 31, 2023			Year ended December 31, 2022
	As reported	Adjustments	As revised	As reported	Adjustments	As revised

OPERATIONAL ACTIVITIES

Net cash of operating activities	8,242,958	(7,620)	8,235,338	4,799,820	395,669	5,195,489

FINANCING ACTIVITIES

Net cash provided by (used in) financing activities	(6,755,131)	—	(6,755,131)	30,072,386	—	30,072,386

INVESTMENT ACTIVITIES

Net cash provided by (used in) investment activities	819,418	7,620	827,038	(24,325,739)	(395,669)	(24,721,408)

Increase in cash and cash equivalents	2,307,245	—	2,307,245	10,546,467	—	10,546,467

Total effect on Cash Flow	—	—	—	—	—	—

	Year ended December 31, 2022			Year ended December 31, 2021
	As reported	Adjustments	As revised	As reported	Adjustments	As revised

Net cash of operating activities	9,275,733	(4,080,244)	5,195,489	8,226,163	(1,261,156)	6,965,007

Net cash provided by (used in) investment activities	(28,801,652)	4,080,244	(24,721,408)	(2,259,603)	1,261,156	(998,447)